Employee Benefit Plans - Amounts recognized in accumulated other comprehensive income (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ (35.1)	$ (38.7)
Total amount recognized	(35.1)	(38.7)
Postretirement Health and Other Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	0.0	0.9
Total amount recognized	$ 0.0	$ 0.9